ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	CLOSED END FUNDS — 0.2%
	EQUITY - 0.2%
1,700	Source Capital, USD Class (Cost $77,365)	$ 78,149

	COMMON STOCKS — 38.1%
	BUILDING PRODUCTS - 2.6%
12,500	Builders FirstSource, Inc.(a)	1,118,500

	BUSINESS DEVELOPMENT COMPANIES - 2.0%
250,000	PennantPark Investment Corporation	867,500

	CABLE & SATELLITE - 0.6%
10,000	Comcast Corporation, Class A	245,500

	CASINOS AND GAMING - 0.8%
24,187	Bally's Corporation(a)	331,604

	CONTAINERS & PACKAGING - 1.1%
45,000	Graphic Packaging Holding Company	475,650

	ENTERTAINMENT CONTENT - 0.7%
15,000	Universal Music Group N.V.	313,977

	FOOD - 1.6%
40,000	Magnum Ice Cream Company N.V. (The)(a)	696,400

	GAS & WATER UTILITIES - 0.3%
11,462	Star Group, L.P.	147,172

	HEALTH CARE REIT - 0.4%
5,000	Chiron Real Estate, Inc.	187,600

	INTERNET MEDIA & SERVICES - 0.7%
50,000	Angi, Inc.(a)	297,500

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 38.1% (Continued)
	LEISURE PRODUCTS - 1.0%
30,000	Mattel, Inc.(a)	$ 416,400

	METALS & MINING - 1.9%
6,613,500	Battery Mineral Resources Corporation(a) (g)	792,706

	MULTI ASSET CLASS REIT - 3.9%
115,000	AH Realty Trust, Inc.	814,200
30,000	American Assets Trust, Inc.	740,700
10,000	Minto Apartment Real Estate Investment Trust	123,035
		1,677,935
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
20,000	Secure Waste Infrastructure Corporation	312,487

	REAL ESTATE OWNERS & DEVELOPERS - 5.3%
29,060	AMREP Corporation(a)	732,893
15,000	Howard Hughes Holdings, Inc.(a)	1,072,349
91,924	Nam Tai Property, Inc.(a)	436,639
		2,241,881
	RESIDENTIAL REIT - 1.1%
5,000	Centerspace	280,950
10,000	UMH Properties, Inc.	151,400
		432,350
	RETAIL REIT - 4.8%
35,000	CTO Realty Growth, Inc.	752,850
35,000	Saul Centers, Inc.	1,308,650
		2,061,500
	SELF-STORAGE REIT - 2.3%
30,000	Global Self Storage, Inc.	157,200
25,000	Smartstop Self Storage REIT, Inc.	812,500
		969,700

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares					Fair Value
	COMMON STOCKS — 38.1% (Continued)
	SPECIALTY FINANCE - 2.7%
70,000	Federal Home Loan Mortgage Corporation(a)				$ 418,600
70,000	Federal National Mortgage Association(a)				455,701
765	Investors Title Company				209,365
68,301	Marblegate Capital Corporation(a)				88,791
					1,172,457
	TECHNOLOGY HARDWARE - 0.2%
2,500	Ingram Micro Holding Corporation				68,575

	TECHNOLOGY SERVICES - 3.4%
20,000	Euronet Worldwide, Inc.(a)				1,463,800

	TOTAL COMMON STOCKS (Cost $16,967,949)				16,291,194

	PREFERRED STOCKS — 2.3%
	OIL & GAS STORAGE & TRANSPORTATION — 2.3%
40,000	NGL Energy Partners, L.P. - Series B (Cost $936,239)				998,000

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 14.5%
	AUTO LOAN — 0.4%
155,000	First Investors Auto Owner Trust 2022-2 Series 2A D(b)		8.7100	10/16/28	156,861

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
35,796	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(c)		5.1100	03/25/37	30,392
18,753	MFA 2020-NQM2 Trust Series NQM2 A3(b),(c)		1.9470	04/25/65	18,508
173,259	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(d)	US0001M + 0.160%	4.0830	02/25/37	138,030
					186,930

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 14.5% (Continued)
	HOME EQUITY — 0.3%
140,637	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(d)	US0001M + 1.400%	5.1630	07/25/34	$ 139,311

	NON AGENCY CMBS — 13.4%
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(c)		4.3810	11/10/49	411,688
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS		3.7640	10/12/50	112,170
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(c)		4.0010	03/10/46	60,135
10,224	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(c)		3.1990	08/10/48	9,884
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	76,266
9,395	COMM 2015-LC23 Mortgage Trust Series LC23 C(c)		4.8410	10/10/48	9,097
139,078	COMM 2016-CR28 Mortgage Trust Series CR28 B(c)		4.7280	02/10/49	136,714
3,327	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(c)		4.5490	11/15/48	3,270
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(c)		3.9240	01/15/49	96,912
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(c)		4.8860	01/15/49	115,709
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B		3.2640	08/10/49	178,633
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(c)		4.2440	07/15/48	42,919
1,329	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(c)		4.4180	10/15/48	1,316
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS		3.4840	06/15/49	140,429
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B		3.9850	10/15/50	137,754
1,125,000	MHP 2021-STOR Series STOR A(b),(d)	TSFR1M + 0.814%	4.4400	07/15/38	1,124,551
2,310	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(c)		4.8480	10/15/46	2,243
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(c)		4.7310	01/15/49	373,328
274,835	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(c),(e) (g)		1.8110	10/10/48	12
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B		3.9330	10/10/48	354,233
1,500,000	TPG Trust 2025-INFL Series INFL B(b),(d)	TSFR1M + 1.800%	5.4250	08/15/30	1,497,547
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(c)		4.7860	10/15/51	208,439
63,262	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(c)		3.9010	05/15/48	57,410
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(c)		3.6710	11/15/59	94,912
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	99,293
223,283	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(c)		4.2860	08/15/46	218,943
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(c)		4.2860	08/15/46	149,188
					5,712,995

	TOTAL ASSET BACKED SECURITIES (Cost $6,057,732)				6,196,097

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
	CMBS — 0.3%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(c),(e)		2.7180	01/25/49	$ 103,454

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
537,813	Government National Mortgage Association Series 2019-110 SE(d),(e)	TSFR1M + 5.986%	2.3460	09/20/49	55,004

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $171,992)				158,458

	CORPORATE BONDS — 17.2%
	APPAREL & TEXTILE PRODUCTS — 2.0%
8,000,000	Boras V-tyget 1 A.B.(d)	STIB3M + 5.750%	7.8400	04/29/27	843,956

	GAS & WATER UTILITIES — 1.3%
588,000	Superior Plus, L.P. / Superior General Partner,(b)		4.5000	03/15/29	570,440

	INSURANCE — 3.4%
1,700,000	Genworth Holdings, Inc.(c)	TSFR3M + 2.264%	5.9150	11/15/36	1,432,076

	INTERNET MEDIA & SERVICES — 1.7%
848,000	Getty Images, Inc.		11.2500	02/21/30	701,932

	OIL & GAS SERVICES & EQUIPMENT — 2.1%
850,000	Forum Energy Technologies, Inc.		10.5000	11/07/29	896,710

	OIL & GAS STORAGE & TRANSPORTATION — 2.2%
899,000	Summit Midstream Holdings, LLC(b)		8.6250	10/31/29	937,324

	TELECOM TOWER REITS — 2.9%
1,250,000	Crown Castle, Inc.		1.0500	07/15/26	1,248,426

	TELECOMMUNICATIONS — 1.6%
6,600,000	ASP Data Center A/S(b),(d)	NIBOR3M + 7.000%	11.5800	03/03/28	695,766

	TOTAL CORPORATE BONDS (Cost $7,146,521)				7,326,630

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.6%
	SPECIALTY RETAIL — 4.6%
1,946,390	Container Store (d) (g) (Cost $1,886,110)			$ 1,946,390

	U.S. GOVERNMENT & AGENCIES — 0.8%
	AGENCY MBS OTHER — 0.8%
221,012	Ginnie Mae II Pool MA8867	5.5000	05/20/53	221,261
100,608	Ginnie Mae II Pool MA9007	6.5000	07/20/53	103,309
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $323,177)			324,570

Shares				Fair Value
	SHORT-TERM INVESTMENT — 20.9%
	MONEY MARKET FUND - 20.9%
8,920,993	First American Treasury Obligations Fund, Class X, 3.57% (Cost $8,920,993)(f)			8,920,993

	TOTAL INVESTMENTS - 99.0% (Cost $42,488,078)			$ 42,240,481
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			425,569
	NET ASSETS - 100.0%			$ 42,666,050

A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
NIBOR3M	- Norwegian Interbank Offered Rate 3 month
STIB3M	- Stockholm Interbank Offered Rate 3 month
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month
US0001M	- ICE LIBOR USD 1 Month
US0003M	- ICE LIBOR USD 3 Month
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is 5,276,709 or 12.4% of net assets.
(c)	Variable rate security; the rate shown represents the rate on June 30, 2026.
(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Interest only securities.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(g)	Illiquid security. Total illiquid securities represents 6.4% of net assets as of June 30, 2026.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026 (Unaudited)

						Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation
To Buy:	To Sell:
United States Dollar	Canadian Dollar	07/15/2026	US Bank	1,745,000	$ 1,231,223	$ 45,202
United States Dollar	Euro	07/15/2026	US Bank	283,500	323,951	9,360
United States Dollar	Norwegian Krone	07/15/2026	US Bank	6,520,000	658,590	51,688
United States Dollar	Swedish Krona	07/15/2026	US Bank	8,100,000	836,149	38,000
					$ 3,049,913	$ 144,250

Total						$ 144,250